Document and Entity Information - shares	9 Months Ended
	Sep. 30, 2016	Nov. 14, 2016
Document and Entity Information:
Entity Registrant Name	SIGMA LABS, INC.
Document Type	S-1
Document Period End Date	Sep. 30, 2016
Trading Symbol	sglb
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Central Index Key	0000788611
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		6,267,577
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY